UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.4%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.5%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Aftermarket Technology Corp. 1                                                              16,500     $         272,250
-------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                                34,700               850,150
-------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                          42,600               659,022
-------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                               79,100             3,769,115
-------------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                33,700             1,640,516
-------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                                      8,500               320,025
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                               298,600             3,986,310
-------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1                                                                              142,100             3,244,143
-------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                     8,900               261,037
-------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                        100,600             2,276,578
-------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                   35,500               463,630
-------------------------------------------------------------------------------------------------------------------------
Spartan Motors, Inc.                                                                        20,200               203,010
-------------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                                               65,500               766,350
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                                          15,900               194,139
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                                 195,400             2,434,684
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                                              112,700               643,517
                                                                                                       ------------------
                                                                                                              21,984,476
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Winnebago Industries, Inc.                                                                  76,800             2,426,880
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Andersons, Inc. (The)                                                                        5,200               161,200
-------------------------------------------------------------------------------------------------------------------------
Handleman Co.                                                                              106,000             2,009,760
-------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                           182,800             3,226,420
                                                                                                       ------------------
                                                                                                               5,397,380
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises, Inc. 1                                                                     86,100             2,196,411
-------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                                     48,800             1,630,896
-------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                    105,100             5,746,868
-------------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                              89,600             2,469,376
-------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                                         57,400             2,635,808
-------------------------------------------------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                                                                    11,000               213,290
-------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1                                                                          165,800             2,130,530
-------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                       19,800               464,310
-------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc. 1                                                               16,300               590,386
-------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                   4,500               170,235
-------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                                               75,500             1,494,145
-------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                                           125,298             2,936,985
-------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                            64,900             2,680,370
-------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                  186,450             6,824,070
-------------------------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                                       25,900               342,139
-------------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                           33,400             2,069,130
-------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 1                                                                    145,500             2,306,175
-------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                   119,200             3,657,056
-------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                                    126,800             2,371,160
-------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Domino's Pizza, Inc.                                                                       122,000     $       2,280,180
-------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                                    74,000               921,300
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A 1                                                          65,900             2,662,360
-------------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd., Sponsored ADR 1                                                          161,300             1,522,672
-------------------------------------------------------------------------------------------------------------------------
Great Wolf Resorts, Inc. 1                                                                  36,100               900,695
-------------------------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                                  30,600             1,459,008
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                              193,400             5,132,836
-------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                    168,100             6,236,510
-------------------------------------------------------------------------------------------------------------------------
La Quinta Corp. 1                                                                          474,700             4,034,950
-------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                                  88,500             2,559,420
-------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                         38,300             1,107,062
-------------------------------------------------------------------------------------------------------------------------
Marcus Corp. (The)                                                                          25,000               512,500
-------------------------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                                       59,900               752,344
-------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1                                                             49,900               993,010
-------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                                     5,000                62,000
-------------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1                                                              50,900               695,294
-------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                                         79,500             1,728,330
-------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                                           15,559               930,428
-------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                   31,100             1,758,083
-------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                                           59,100             2,051,952
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                                61,700             1,812,746
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                             100,200             1,673,340
-------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. 1                                                            7,300               371,643
-------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1                                                                          269,600             1,110,752
-------------------------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                               79,950             2,670,330
-------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                  23,300               831,810
-------------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                                                   53,200             1,029,420
-------------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1                                                                            71,000             1,070,680
-------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                             7,700               132,209
-------------------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc., Cl. B                                                                     6,900                95,427
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                                        70,000             1,767,500
-------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                 47,500             1,854,400
                                                                                                       ------------------
                                                                                                              95,650,531
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
American Greetings Corp., Cl. A                                                            212,800             5,422,144
-------------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                                                      2,500               117,125
-------------------------------------------------------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                                                           2,000                39,400
-------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                                                      63,300             3,156,138
-------------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                               119,400             2,027,412
-------------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                 11,600               369,344
-------------------------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                                      24,000             1,013,040
-------------------------------------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                                                 4,300                58,996
-------------------------------------------------------------------------------------------------------------------------
Comstock Homebuilding Cos., Inc., Cl. A 1                                                   39,900               849,471
-------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                         9,192               335,968
-------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                 52,500             1,680,000
-------------------------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Furniture Brands International, Inc.                                                       106,100     $       2,314,041
-------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                                        23,900             1,218,900
-------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                                                                   164,900             1,124,618
-------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                     15,300             1,797,138
-------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                                          45,100               653,950
-------------------------------------------------------------------------------------------------------------------------
M/I Homes, Inc.                                                                              4,400               215,292
-------------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                          34,464             2,400,418
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                                      22,800             1,343,376
-------------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                               6,600               148,830
-------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co., Inc.                                                                      3,500                67,025
-------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                    56,600             3,510,332
-------------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                               26,800               851,972
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                      41,100             2,967,009
-------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                                 43,700             2,066,136
-------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                         15,000               679,050
-------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                                                 43,250             1,306,150
-------------------------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                                           182,300             3,711,628
-------------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1                                                               55,900               943,592
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                     93,800             2,821,504
-------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                             17,000             1,151,410
-------------------------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                                                 49,100             1,556,470
                                                                                                       ------------------
                                                                                                              47,917,879
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
FTD Group, Inc. 1                                                                           88,600             1,073,832
-------------------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                                        76,800             1,039,104
-------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                 91,300             1,603,228
-------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1                                                                          16,900               280,540
-------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                                                           112,000             1,385,440
                                                                                                       ------------------
                                                                                                               5,382,144
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Action Performance Cos., Inc.                                                              125,175             1,656,065
-------------------------------------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                                            48,700             1,317,822
-------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                78,200             1,599,190
-------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1                                                                      112,300             2,411,081
-------------------------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                                       37,100               623,651
-------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                                 107,400             2,148,000
-------------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                             270,400             6,424,704
-------------------------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                                 8,000               102,560
-------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                                    43,000             3,019,890
-------------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                              81,150             2,585,439
-------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                                        53,100             1,590,876
                                                                                                       ------------------
                                                                                                              23,479,278
-------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
4Kids Entertainment, Inc. 1                                                                 39,200               866,712
-------------------------------------------------------------------------------------------------------------------------
Arbitron, Inc. 1                                                                            46,100             1,977,690
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                                       13,800               514,464
-------------------------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Catalina Marketing Corp.                                                                   241,400     $       6,252,260
-------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                                                                    65,900             1,107,779
-------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1                                                      22,200                96,570
-------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                        42,300             3,007,953
-------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                                       79,800             1,154,706
-------------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                           39,900             1,099,644
-------------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc.                                                                5,500                59,950
-------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                                          69,700               825,945
-------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp. 1                                                                    29,100               603,825
-------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                                 4,200                69,510
-------------------------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                                2,500               101,375
-------------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                               1,800                30,474
-------------------------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                                   8,900               550,465
-------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1                                                            184,300             1,205,322
-------------------------------------------------------------------------------------------------------------------------
New Frontier Media, Inc. 1                                                                  19,500               139,503
-------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1                                                           1,900                24,510
-------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 1                                                                           290,900             1,265,415
-------------------------------------------------------------------------------------------------------------------------
ProQuest Co. 1                                                                              85,500             3,090,825
-------------------------------------------------------------------------------------------------------------------------
Pulitzer, Inc.                                                                               1,700               108,341
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                      46,600             2,706,994
-------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                          188,300             3,259,473
-------------------------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                                         66,100             1,361,660
-------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                          69,300             2,556,477
-------------------------------------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                                                         32,500               768,625
-------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 1                                                             60,800             2,125,568
-------------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                            43,500             1,533,375
-------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                                              81,000               972,000
                                                                                                       ------------------
                                                                                                              39,437,410
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dillard's, Inc., Cl. A                                                                     130,600             3,513,140
-------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                                      17,900             1,638,029
-------------------------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                                      127,000             2,821,940
-------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 1                                                                       126,800             4,867,852
-------------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 1                                                                         260,000             5,850,000
                                                                                                       ------------------
                                                                                                              18,690,961
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.9%
Aaron Rents, Inc.                                                                           82,050             1,641,000
-------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                                              54,500             3,119,580
-------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                                  61,400             3,097,630
-------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                        125,200             4,100,300
-------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                            127,000             3,752,850
-------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                    26,400               675,576
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                          27,700               524,638
-------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                                     116,300             4,011,187
-------------------------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                                           83,125             2,822,094
-------------------------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Big 5 Sporting Goods Corp.                                                                  38,600     $         953,420
-------------------------------------------------------------------------------------------------------------------------
Blair Corp.                                                                                 36,100             1,190,217
-------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                                                    37,000               326,710
-------------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                        166,600             4,434,892
-------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                          31,200             1,089,192
-------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                                            89,794             3,994,037
-------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                                    110,400             3,168,480
-------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                                                             1,500                 9,735
-------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                          125,800             4,057,050
-------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                                   682,400             5,547,912
-------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                                     109,600             5,233,400
-------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                               150,400             2,413,920
-------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                        3,000                69,120
-------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                           117,600             2,075,640
-------------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                              2,000                56,440
-------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                                    63,000             1,147,860
-------------------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                                      121,200             5,207,964
-------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                             261,600             6,056,040
-------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                                                                   6,600                87,186
-------------------------------------------------------------------------------------------------------------------------
GameStop Corp. 1                                                                           184,200             4,081,872
-------------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                                                                     10,788               240,572
-------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                            100,700             2,861,894
-------------------------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                              121,400             1,096,242
-------------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                             138,100             1,891,970
-------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                                       58,300             3,196,589
-------------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                                                                12,600               192,150
-------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                              91,487             2,748,269
-------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                                             46,100               607,137
-------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                                                       29,000               814,610
-------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                              139,800             5,900,958
-------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                      136,400             4,951,320
-------------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                                        159,600             4,577,328
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                       134,300             2,978,774
-------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                      253,625             7,096,428
-------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                       147,600             4,571,172
-------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                 216,500             3,418,535
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                                               42,500             1,564,425
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                       63,200             1,725,992
-------------------------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1                                                                            57,900               474,780
-------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1                                                               197,300             1,124,610
-------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                                      26,700               545,748
-------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                      75,700             2,474,633
-------------------------------------------------------------------------------------------------------------------------
Syms Corp. 1                                                                                 7,400                98,050
-------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                         34,800             1,112,904
-------------------------------------------------------------------------------------------------------------------------
TBC Corp. 1                                                                                  8,300               231,238
-------------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Too, Inc. 1                                                                                200,300     $       4,941,401
-------------------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                                          131,300             3,382,288
-------------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                                          180,600             2,660,238
-------------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc. 1                                                    48,400               269,588
-------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                                     51,200             1,424,896
-------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                    35,000             1,678,950
-------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                                                       53,300             2,290,834
-------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                               195,200             5,801,344
                                                                                                       ------------------
                                                                                                             153,891,809
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Carter's, Inc. 1                                                                             3,400               135,150
-------------------------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                              50,400             1,687,392
-------------------------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                                           183,500             1,750,590
-------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                                       197,400             6,520,122
-------------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                98,600             2,838,694
-------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                                                          100                 2,914
-------------------------------------------------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                                                  2,400                73,200
-------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                  164,000             4,368,960
-------------------------------------------------------------------------------------------------------------------------
Russell Corp.                                                                               61,300             1,108,304
-------------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                             155,600             2,408,688
-------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                           68,100               905,730
-------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                     60,500             4,291,265
-------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                                     121,900             1,426,230
-------------------------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                              16,800               670,320
-------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                133,600             3,211,744
-------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                 346,700             7,429,781
                                                                                                       ------------------
                                                                                                              38,829,084
CONSUMER STAPLES--4.4%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1                                                              61,800             1,353,420
-------------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1                                                                      25,900             1,555,813
-------------------------------------------------------------------------------------------------------------------------
National Beverage Corp.                                                                     17,100               139,365
-------------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                        135,900             3,079,494
                                                                                                       ------------------
                                                                                                               6,128,092
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                                                           177,400             4,261,148
-------------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                                    10,198               723,854
-------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                 84,300             2,618,358
-------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                                33,400               600,198
-------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1                                              81,400             1,212,860
-------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                                 11,500               153,180
-------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                    179,600             6,145,912
-------------------------------------------------------------------------------------------------------------------------
Nash Finch Co.                                                                              74,100             2,815,059
-------------------------------------------------------------------------------------------------------------------------
Penn Traffic Co. (The) 1                                                                     1,200                    12
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                                           267,500             1,059,300
-------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                              184,600             4,273,490
-------------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Smart & Final, Inc. 1                                                                       35,500     $         431,680
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                            103,800             3,461,730
-------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                          29,300             1,080,291
                                                                                                       ------------------
                                                                                                              28,837,072
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Alico, Inc. 1                                                                                1,200                63,240
-------------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co.                                                                   9,700               265,780
-------------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                                      102,000               801,720
-------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                        234,600             6,282,588
-------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                          172,700             4,488,473
-------------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                              459,700             1,834,203
-------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 1                                                                       25,500               276,675
-------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                       39,400             1,063,800
-------------------------------------------------------------------------------------------------------------------------
Farmer Brothers Co.                                                                          1,000                23,950
-------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                                        107,500             3,032,575
-------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                          81,500             2,535,465
-------------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co.                                                                          17,700               246,207
-------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                       25,823             1,209,291
-------------------------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                                      83,100             3,535,905
-------------------------------------------------------------------------------------------------------------------------
Lance, Inc.                                                                                101,500             1,631,105
-------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                                       27,900               372,186
-------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp. 1                                                                       49,100               334,862
-------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                                93,200             3,329,104
-------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                                                      86,600             4,100,510
-------------------------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                                       79,300             3,426,553
-------------------------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                                 500               536,500
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                                    60,600             1,911,930
                                                                                                       ------------------
                                                                                                              41,302,622
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Chattem, Inc. 1                                                                             50,900             2,263,523
-------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                  69,900             4,180,020
-------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                          248,900             5,602,739
-------------------------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                                            198,700             8,265,920
-------------------------------------------------------------------------------------------------------------------------
WD-40 Co.                                                                                    1,500                48,735
                                                                                                       ------------------
                                                                                                              20,360,937
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Cl. B                                                                    7,600               363,736
-------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                    159,407             3,784,322
-------------------------------------------------------------------------------------------------------------------------
Mannatech, Inc.                                                                            200,200             3,913,910
-------------------------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                                           114,900             1,972,833
-------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                80,400             2,017,236
-------------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1                                                                   45,200               978,580
-------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1                                                               52,500             2,483,250
                                                                                                       ------------------
                                                                                                              15,513,867
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Loews Corp./Carolina Group                                                                  87,300             2,889,630
-------------------------------------------------------------------------------------------------------------------------


7            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
Vector Group Ltd.                                                                           21,000     $         322,980
                                                                                                       ------------------
                                                                                                               3,212,610
ENERGY--8.2%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Atwood Oceanics, Inc. 1                                                                     23,000             1,530,420
-------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                                             179,750             8,142,675
-------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                                 29,300             1,344,481
-------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                             63,600             3,173,640
-------------------------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                                        187,000             4,166,722
-------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                   187,348             1,761,071
-------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                                       84,200             2,034,272
-------------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                               65,100             1,527,246
-------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                     49,200             1,952,748
-------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                                45,200             2,640,132
-------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                              65,300             2,574,779
-------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                                      169,400             5,507,194
-------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                              27,500             1,284,250
-------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                            79,600             2,500,236
-------------------------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                                  19,800               659,736
-------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                            96,000             1,972,800
-------------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                         40,000             1,251,757
-------------------------------------------------------------------------------------------------------------------------
Pioneer Drilling Co. 1                                                                      50,400               694,008
-------------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,2                                                         13,800               146,530
-------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                                  21,700             1,623,687
-------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                                 62,500             1,552,500
-------------------------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                                   33,150               503,549
-------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                            54,300               933,960
-------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                          92,900               230,426
-------------------------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                              51,300             1,325,592
-------------------------------------------------------------------------------------------------------------------------
Total Energy Services Ltd. 1                                                               225,300             1,574,026
-------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                                  56,700             3,656,552
-------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                     119,400             4,521,678
-------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                         73,800             2,211,048
                                                                                                       ------------------
                                                                                                              62,997,715
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.8%
Ashland, Inc.                                                                               29,300             1,976,871
-------------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                        601,400             2,282,287
-------------------------------------------------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 1                                                                 50,640               146,540
-------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                  55,200             2,840,040
-------------------------------------------------------------------------------------------------------------------------
Bill Barrett Corp. 1                                                                        43,600             1,260,476
-------------------------------------------------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                                                  1,343,600             3,254,856
-------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                                17,900               987,185
-------------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                                     139,200             2,163,168
-------------------------------------------------------------------------------------------------------------------------
Chamaelo Energy, Inc. 1                                                                     23,900               130,022
-------------------------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Chesapeake Energy Corp.                                                                     78,400      $      1,720,096
-------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                                       123,470             4,815,330
-------------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                       379,366             1,725,104
-------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                                  88,800             2,552,112
-------------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                        127,729             1,174,325
-------------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                       48,100               396,890
-------------------------------------------------------------------------------------------------------------------------
Daylight Energy Trust                                                                      323,000             2,681,207
-------------------------------------------------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                                                  109,500             3,857,685
-------------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                        86,000             1,958,909
-------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1                                                                    19,400               801,220
-------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                     213,300             5,539,401
-------------------------------------------------------------------------------------------------------------------------
Fairborne Energy Ltd. 1,2                                                                   69,500               780,331
-------------------------------------------------------------------------------------------------------------------------
Fairborne Energy Ltd. 1                                                                     13,800               154,943
-------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,3                                                                        92,600               255,712
-------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,3                                                                       371,900             1,026,991
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                                          91,500             3,705,750
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                         147,800             5,359,228
-------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                               81,600               664,539
-------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                                    56,700             2,746,548
-------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                    18,100               465,170
-------------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                                                           24,800               294,872
-------------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                   19,900               296,155
-------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                 86,800             3,235,036
-------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                   77,500             4,413,625
-------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                                          89,200             1,370,112
-------------------------------------------------------------------------------------------------------------------------
Ketch Resources Trust                                                                       19,800               216,089
-------------------------------------------------------------------------------------------------------------------------
Lightning Energy Ltd. 1                                                                     13,900                54,014
-------------------------------------------------------------------------------------------------------------------------
Lightning Energy Ltd. 1,4                                                                  185,600               721,224
-------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                                                            355,700             5,730,327
-------------------------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                                             37,400               712,470
-------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                            233,550               774,316
-------------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                   74,748               432,605
-------------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                                                                 79,100               419,658
-------------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. 1                                                                   55,300               391,524
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                  45,800             3,401,108
-------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                          35,800             2,435,116
-------------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                   96,500             1,847,975
-------------------------------------------------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                                                         53,700             1,163,241
-------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                            14,500               912,195
-------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                                 312,000             7,994,113
-------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                      58,900             2,356,000
-------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                                         17,800               817,020
-------------------------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                              140,680             5,302,229
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                                       87,101             3,039,825
-------------------------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Pogo Producing Co.                                                                           5,100     $         251,124
-------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                         48,100               401,662
-------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                   107,140               317,124
-------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1,4                                                                  49,700               135,003
-------------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                     186,800             2,123,605
-------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                                 96,200             3,032,224
-------------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                               68,400             2,397,078
-------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                             68,200             3,413,410
-------------------------------------------------------------------------------------------------------------------------
Starpoint Energy Trust                                                                      18,600               311,717
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                        13,000               631,410
-------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                28,300             2,929,616
-------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                                         117,800             3,350,232
-------------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                                             155,100             5,741,802
-------------------------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                                                     279,863             1,851,099
-------------------------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                                           206,000             1,738,950
-------------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                                                      10,400                83,200
-------------------------------------------------------------------------------------------------------------------------
True Energy, Inc. 1                                                                         46,100               172,661
-------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                        387,400             1,537,429
-------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                      275,000             1,091,360
-------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                    185,900             5,848,414
-------------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                          46,100               196,673
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                                  104,400             4,257,432
-------------------------------------------------------------------------------------------------------------------------
World Fuel Services Corp.                                                                   43,800             1,379,700
                                                                                                       ------------------
                                                                                                             148,946,710
FINANCIALS--14.2%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
GFI Group, Inc. 1                                                                            4,500               120,735
-------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                       12,600               451,080
-------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                          150,900             6,005,820
-------------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc. 1                                                              67,763             1,097,083
-------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                                            106,000             1,699,180
                                                                                                       ------------------
                                                                                                               9,373,898
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
AmericanWest Bancorporation 1                                                               28,710               553,242
-------------------------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                                                              43,800             1,231,218
-------------------------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                                      101,478             3,169,158
-------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                    100,350             2,538,855
-------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                        16,400               742,264
-------------------------------------------------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                                                     6,000               190,500
-------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                                  79,200             1,378,080
-------------------------------------------------------------------------------------------------------------------------
Banner Corp.                                                                                16,500               445,005
-------------------------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                               18,400               621,000
-------------------------------------------------------------------------------------------------------------------------
Camco Financial Corp.                                                                        2,500                35,075
-------------------------------------------------------------------------------------------------------------------------
Camden National Corp.                                                                        1,700                60,095
-------------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West                                                                    4,200               195,216
-------------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                                                         7,400               223,850
-------------------------------------------------------------------------------------------------------------------------


10           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Capitol Federal Financial                                                                    2,100     $          72,744
-------------------------------------------------------------------------------------------------------------------------
Cathay Bancorp, Inc.                                                                        16,100               507,150
-------------------------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                                       9,200               162,196
-------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp.                                                             44,500             1,497,425
-------------------------------------------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                                            1,100                15,059
-------------------------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                                    27,309               887,679
-------------------------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                                            20,500               534,435
-------------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                35,200               786,368
-------------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                            83,100             2,454,359
-------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                         24,500             1,710,590
-------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                               46,406             1,102,143
-------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                                    6,600               318,120
-------------------------------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                                    26,900               743,785
-------------------------------------------------------------------------------------------------------------------------
Community Bancorp, Inc. 1                                                                    1,400                35,266
-------------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                                194,600             4,458,286
-------------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                                9,328               268,740
-------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                                      14,800               705,812
-------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                                  21,100               952,665
-------------------------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                                             63,625               967,100
-------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                                      43,500             2,676,555
-------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                     16,100               594,412
-------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp.                                                                                10,500               201,075
-------------------------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                                   43,897             1,008,753
-------------------------------------------------------------------------------------------------------------------------
First BanCorp                                                                               35,700             1,508,325
-------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                      10,100             1,478,438
-------------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                                         202,000             2,767,400
-------------------------------------------------------------------------------------------------------------------------
First Community Bancorp                                                                      7,100               314,530
-------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                              14,700               382,200
-------------------------------------------------------------------------------------------------------------------------
First Financial Bancorp                                                                      3,100                56,575
-------------------------------------------------------------------------------------------------------------------------
First Financial Corp.                                                                        5,800               171,390
-------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                              34,100               947,298
-------------------------------------------------------------------------------------------------------------------------
First Merchants Corp.                                                                        2,410                62,419
-------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                                 11,000               357,280
-------------------------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                                 65,563             1,199,803
-------------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                         62,000             2,006,940
-------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                                  41,800             2,132,218
-------------------------------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                                                      38,400               750,720
-------------------------------------------------------------------------------------------------------------------------
Frontier Financial Corp.                                                                     1,300                49,270
-------------------------------------------------------------------------------------------------------------------------
GB&T Bancshares, Inc.                                                                       16,900               366,054
-------------------------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                                       28,200               860,100
-------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                         73,000             1,781,930
-------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                                          6,200               201,500
-------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                             54,900             1,872,090
-------------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                       73,600             2,355,936
-------------------------------------------------------------------------------------------------------------------------
Home Federal Bancorp                                                                         1,600                40,080
-------------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                                      1,900                35,682
-------------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                                       15,600               549,900
-------------------------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                                            8,000               312,000
-------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp., Michigan                                                            78,415             2,256,000
-------------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                             96,700             3,287,800
-------------------------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Irwin Financial Corp.                                                                        7,600     $         174,952
-------------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 1                                                                         4,500               224,820
-------------------------------------------------------------------------------------------------------------------------
Macatawa Bank Corp.                                                                          4,421               148,435
-------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                                           17,900               743,566
-------------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc.                                                             4,480                98,470
-------------------------------------------------------------------------------------------------------------------------
Mercantile Bank Corp.                                                                          460                18,805
-------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                 12,900               656,094
-------------------------------------------------------------------------------------------------------------------------
NASB Financial, Inc.                                                                         8,666               343,174
-------------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                    3,900               176,904
-------------------------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                                           20,300               454,923
-------------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                                             129,000             1,093,920
-------------------------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                                     6,000               201,960
-------------------------------------------------------------------------------------------------------------------------
Old National Bancorp                                                                         8,000               162,400
-------------------------------------------------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                                                     1,200                36,210
-------------------------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc.                                                              15,260               357,389
-------------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                                    231,499             6,894,040
-------------------------------------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                                                     4,200               116,760
-------------------------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                                           14,380               502,150
-------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                                          114,820             3,169,032
-------------------------------------------------------------------------------------------------------------------------
Preferred Bank, Los Angeles                                                                  9,400               375,060
-------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                                  77,884             2,567,057
-------------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                                           9,950               295,913
-------------------------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                                 113,700             3,544,029
-------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                                     138,732             1,878,431
-------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                               45,466             1,010,029
-------------------------------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                                            3,900               138,060
-------------------------------------------------------------------------------------------------------------------------
Santander BanCorp                                                                            1,920                50,554
-------------------------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                                                           31,970               629,170
-------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                                105,400             4,643,924
-------------------------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                                                  3,600                55,764
-------------------------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc.                                                                   3,029                63,124
-------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                     35,200               649,440
-------------------------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                                         14,473               376,443
-------------------------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                              86,800             3,207,260
-------------------------------------------------------------------------------------------------------------------------
Sterling Bancorp                                                                            50,590             1,227,819
-------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                   11,100               157,620
-------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                                   154,722             5,523,575
-------------------------------------------------------------------------------------------------------------------------
Sun Bancorp, Inc.                                                                            7,176               164,223
-------------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                               45,900             1,078,650
-------------------------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                                          7,300               415,516
-------------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp.                                                                      10,400               333,008
-------------------------------------------------------------------------------------------------------------------------
United Bankshares, Inc.                                                                     16,700               553,438
-------------------------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                                            10,200               113,118
-------------------------------------------------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                                                                  300                11,943
-------------------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co.                                                                  700                19,173
-------------------------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                                         6,600                66,462
-------------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc.                                                                    32,400               755,244
-------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                     28,900             1,312,349
-------------------------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                              13,300               365,883
-------------------------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                                        4,900               218,099
-------------------------------------------------------------------------------------------------------------------------


12           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Wilshire Bancorp, Inc. 1                                                                    20,100     $        262,104
-------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                        49,600             2,606,976
                                                                                                       ------------------
                                                                                                             112,391,615
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Advance America Cash Advance Centers, Inc.                                                  18,854               291,860
-------------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc.                                                                         100,700             2,131,819
-------------------------------------------------------------------------------------------------------------------------
Dollar Financial Corp. 1                                                                    78,502               932,604
-------------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                               87,900             1,660,431
-------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                                                        1,600                50,928
                                                                                                       ------------------
                                                                                                               5,067,642
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Advanta Corp., Cl. B                                                                        59,500             1,368,500
-------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1                                                           94,350             5,852,531
-------------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                           110,100             3,458,241
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                        164,900             3,865,256
-------------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                     58,800               986,664
-------------------------------------------------------------------------------------------------------------------------
Archipelago Holdings, Inc. 1                                                                 9,600               169,920
-------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                            75,600             1,657,908
-------------------------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                                                        157,100             4,182,002
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                  157,300             1,887,600
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                           23,300               546,152
-------------------------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1                                                                12,500               181,875
-------------------------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                                      3,900                35,724
-------------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                       36,900               781,173
-------------------------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                                              59,700             2,665,605
-------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                 183,600             6,093,684
-------------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 1                                            66,300             1,723,800
-------------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                         90,200             1,578,500
-------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                          82,100             4,015,511
-------------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                       13,800               519,984
-------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1                                                                     40,100               372,930
-------------------------------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc. 1                                                9,311                 6,331
-------------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                   19,300               176,402
-------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 1                                                                        186,200             2,158,058
-------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                  30,000             1,097,700
-------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                                 46,700               801,372
-------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                              104,400             3,163,320
-------------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                                                           49,100               887,728
-------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                         19,100               690,656
-------------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                                     7,100             1,483,971
-------------------------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1                                                               8,500               173,315
-------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                                         51,000             2,200,650
-------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                                    67,100             1,712,392
                                                                                                       ------------------
                                                                                                              56,495,455
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Affirmative Insurance Holdings, Inc.                                                        93,504             1,379,184
-------------------------------------------------------------------------------------------------------------------------


13           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Alfa Corp.                                                                                  54,000     $         780,300
-------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                                 87,400             3,142,030
-------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                                                 43,600               557,644
-------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                              73,100             2,251,480
-------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                                         38,100             1,305,687
-------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                           133,100             6,288,975
-------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                   37,700             1,509,508
-------------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                                      29,000               615,380
-------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                               70,600             1,779,826
-------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                              59,300             1,998,410
-------------------------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                                       3,800                98,572
-------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                        40,000             1,984,000
-------------------------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                                         22,600             1,041,634
-------------------------------------------------------------------------------------------------------------------------
Clark, Inc. 1                                                                                4,100                63,468
-------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                  52,100             3,229,158
-------------------------------------------------------------------------------------------------------------------------
Danielson Holding Corp. 1                                                                   54,500               940,125
-------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                         94,150             4,048,450
-------------------------------------------------------------------------------------------------------------------------
Direct General Corp.                                                                        20,800               427,232
-------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                                  62,700             1,139,259
-------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                                    2,000                38,120
-------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                            1,156                38,079
-------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                 105,400             3,471,876
-------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                                                60,800             1,954,720
-------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                    15,300               259,182
-------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                49,400             1,786,304
-------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                221,400             3,927,636
-------------------------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                                     7,160               129,095
-------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                          94,900             2,966,574
-------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                           28,000             1,099,840
-------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                          129,300             6,468,879
-------------------------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                               5,200             1,795,092
-------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                                         12,700                66,675
-------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                       22,700             1,254,402
-------------------------------------------------------------------------------------------------------------------------
National Interstate Corp. 1                                                                 18,452               309,994
-------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                                 4,200               717,948
-------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                                  112,900             2,827,016
-------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                                                      299,000             6,871,020
-------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                            75,800             1,765,382
-------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                     24,100             1,556,860
-------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                     56,100             4,349,433
-------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                   145,400             1,858,212
-------------------------------------------------------------------------------------------------------------------------
PMA Capital Corp., Cl. A 1                                                                  25,000               200,000
-------------------------------------------------------------------------------------------------------------------------
Presidential Life Corp.                                                                     12,600               205,128
-------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                        20,500               809,750
-------------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                           131,700             1,381,533
-------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                       48,300             1,898,190
-------------------------------------------------------------------------------------------------------------------------
Pxre Group Ltd.                                                                             15,200               389,880
-------------------------------------------------------------------------------------------------------------------------


14           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Reinsurance Group of America, Inc.                                                          24,200     $       1,030,436
-------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                   66,700             2,764,715
-------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                                60,700             1,879,272
-------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                            104,600             4,835,658
-------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                              56,500             4,790,070
-------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                  78,700             2,094,994
-------------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                                          62,300             2,337,496
-------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                 3,500               231,770
-------------------------------------------------------------------------------------------------------------------------
UICI                                                                                        49,100             1,190,675
-------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                      14,357               270,486
-------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                  59,100             1,999,353
-------------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                               47,900             2,174,660
-------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                       356,600             6,169,180
-------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                         41,800               711,436
-------------------------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                                                112,500               399,375
-------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                             78,600             4,076,196
                                                                                                       ------------------
                                                                                                             121,932,914
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Acadia Realty Trust                                                                         14,100               226,728
-------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                                          56,600             1,527,068
-------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                       13,000               836,940
-------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                            9,200               251,988
-------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                          29,800             1,008,730
-------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                             23,200               231,304
-------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                     55,900             1,587,560
-------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                       20,700               973,521
-------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                                     18,800               622,656
-------------------------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A                                                                           100                 3,318
-------------------------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp.                                                                     14,100               120,555
-------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                    23,300               735,115
-------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                                          100                 3,499
-------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                           15,800             1,129,858
-------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                                   18,326               703,902
-------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                                 6,700               383,441
-------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                           37,100               982,408
-------------------------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                               20,500               517,625
-------------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                                        18,800               409,464
-------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                               6,400               265,152
-------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                                          113,100             1,247,493
-------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                             22,100             1,068,535
-------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                                         32,600             1,233,258
-------------------------------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                                                         8,300               529,540
-------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A                                               64,800             1,028,376
-------------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                                          10,700               273,385
-------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                               9,400               179,728
-------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                                                                       24,900               590,130
-------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                      37,600             1,203,200
-------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                               37,300             1,359,212
-------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                                          25,000               742,000
-------------------------------------------------------------------------------------------------------------------------


15           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Highwoods Properties, Inc.                                                                  28,200     $         756,324
-------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                       50,700               603,837
-------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                                                 117,200             5,467,380
-------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                         31,600             1,292,756
-------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                        69,900             1,533,606
-------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                                        12,200               211,670
-------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                           6,400               340,992
-------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                      18,800               796,180
-------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                    16,900               403,572
-------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                                     28,100             1,025,650
-------------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                                 23,500             1,243,150
-------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                          47,100               951,891
-------------------------------------------------------------------------------------------------------------------------
Novastar Financial, Inc.                                                                    18,800               676,988
-------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                            14,100               154,818
-------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                         16,000               908,000
-------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                                     5,500               256,850
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                                   36,300             1,463,616
-------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                                    6,800               232,288
-------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                      6,600               265,980
-------------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust                                                                       13,800               370,116
-------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                           26,500               719,475
-------------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                                         18,500               423,280
-------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                                          9,400               481,092
-------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                        9,700               462,011
-------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                             40,000               667,200
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                   1,702               103,107
-------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                       14,100               792,702
-------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp. 1                                                                     154,000             1,672,440
-------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                  16,566               265,056
-------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                                         67,800             1,491,600
-------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                                        11,300               298,885
-------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                         56,300             1,158,091
-------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                     28,200               535,800
-------------------------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                                       3,500                85,540
-------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                          27,800               580,186
-------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                23,500               586,560
-------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                         5,400               163,998
-------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                 22,100               762,671
                                                                                                       ------------------
                                                                                                              52,181,047
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home Lenders Holding Co. 1                                                        4,100               148,543
-------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                                          203,994             2,411,209
-------------------------------------------------------------------------------------------------------------------------
CharterMac                                                                                   8,100               174,150
-------------------------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                                                               17,800               199,360
-------------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                           106,100             2,159,135
-------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                                       33,300               728,937
-------------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                      123,200             2,709,168
-------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                31,700               443,800
-------------------------------------------------------------------------------------------------------------------------


16           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Radian Group, Inc.                                                                          42,500     $       2,028,950
                                                                                                       ------------------
                                                                                                              11,003,252
HEALTH CARE--9.9%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Affymetrix, Inc. 1                                                                          50,800             2,176,272
-------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                      84,000             1,658,160
-------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                                                    261,300             1,831,713
-------------------------------------------------------------------------------------------------------------------------
Bone Care International, Inc. 1                                                             35,400               918,276
-------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences, Inc. 1                                                               28,100               181,245
-------------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                                             16,200               551,610
-------------------------------------------------------------------------------------------------------------------------
Enzo Biochem, Inc.                                                                          44,100               635,922
-------------------------------------------------------------------------------------------------------------------------
ID Biomedical Corp. 1                                                                       68,900             1,051,414
-------------------------------------------------------------------------------------------------------------------------
ImmunoGen, Inc. 1                                                                           66,300               346,749
-------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                                                     78,800             1,449,132
-------------------------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                                                             39,900               448,875
-------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences, Inc. 1                                                                  91,500             1,076,040
-------------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                                            275,100             1,584,576
-------------------------------------------------------------------------------------------------------------------------
Trimeris, Inc. 1                                                                               200                 2,252
-------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                                 77,800             3,555,071
-------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1                                                              29,500               276,120
                                                                                                       ------------------
                                                                                                              17,743,427
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
ABIOMED, Inc. 1                                                                             32,724               346,220
-------------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp. 1                                                                    24,800               302,064
-------------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                                  140,000             2,405,200
-------------------------------------------------------------------------------------------------------------------------
Analogic Corp.                                                                               3,300               142,725
-------------------------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                                  23,000               294,400
-------------------------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                                   89,400             3,070,890
-------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                                              95,200             2,055,368
-------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                                         40,700             2,983,310
-------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                             107,200             3,228,864
-------------------------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                                                    49,600               807,984
-------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                               40,900             2,410,237
-------------------------------------------------------------------------------------------------------------------------
Datascope Corp.                                                                                100                 3,058
-------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                                      48,400             1,212,420
-------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                18,500               799,570
-------------------------------------------------------------------------------------------------------------------------
Endologix, Inc. 1                                                                           18,700               107,525
-------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                           13,400               597,104
-------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                                        145,500             6,134,280
-------------------------------------------------------------------------------------------------------------------------
HealthTronics, Inc. 1                                                                       75,500               812,380
-------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                            122,388             3,901,118
-------------------------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                                             49,800             1,607,046
-------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                             68,450             2,066,506
-------------------------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                              12,450               870,006
-------------------------------------------------------------------------------------------------------------------------


17          |             OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Intuitive Surgical, Inc. 1                                                                  24,100     $       1,095,827
-------------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                                                         47,986             1,299,461
-------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                              16,400               412,788
-------------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                                                    51,100             1,549,352
-------------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                                         90,900             2,977,884
-------------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                                           25,700               485,730
-------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                 9,600               308,160
-------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                   81,500             1,214,350
-------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1                                                                   59,100             1,122,900
-------------------------------------------------------------------------------------------------------------------------
OrthoLogic Corp. 1                                                                           9,600                48,576
-------------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                                        65,568             1,768,369
-------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                          132,300             2,729,349
-------------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                                            50,200             1,594,352
-------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                              18,800             1,060,320
-------------------------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                                         17,600             1,025,552
-------------------------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1                                                                            45,000             1,169,100
-------------------------------------------------------------------------------------------------------------------------
Steris Corp. 1                                                                              74,900             1,891,225
-------------------------------------------------------------------------------------------------------------------------
SurModics, Inc. 1                                                                           45,300             1,445,523
-------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                                          118,600             4,257,740
-------------------------------------------------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                                                    17,400               330,948
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                     69,000             1,745,010
-------------------------------------------------------------------------------------------------------------------------
TriPath Imaging, Inc. 1                                                                     50,000               352,000
-------------------------------------------------------------------------------------------------------------------------
Urologix, Inc. 1                                                                            29,100               133,569
-------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                              32,000             1,212,480
-------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                            146,000             5,469,160
-------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                                   32,600               622,008
-------------------------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                               253,200             5,935,008
-------------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                                            1,600                63,824
-------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                                          38,700               924,930
-------------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                                                23,900               573,600
-------------------------------------------------------------------------------------------------------------------------
Young Innovations, Inc.                                                                      3,249               119,076
                                                                                                       ------------------
                                                                                                              81,096,446
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Advisory Board Co. (The) 1                                                                   8,800               384,560
-------------------------------------------------------------------------------------------------------------------------
Alderwoods Group, Inc. 1                                                                     3,400                42,296
-------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                                                    222,000             3,174,600
-------------------------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                                             3,600               108,900
-------------------------------------------------------------------------------------------------------------------------
America Service Group, Inc. 1                                                               34,000               752,420
-------------------------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1                                                                128,100             4,229,862
-------------------------------------------------------------------------------------------------------------------------
American Retirement Corp. 1                                                                  9,400               136,676
-------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                          34,100             1,246,696
-------------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                                              9,700               154,327
-------------------------------------------------------------------------------------------------------------------------
AmSurg Corp. 1                                                                              19,000               480,700
-------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                             164,100             5,267,610
-------------------------------------------------------------------------------------------------------------------------


18           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Beverly Enterprises, Inc. 1                                                                516,500     $       6,394,270
-------------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                                          82,874             1,153,606
-------------------------------------------------------------------------------------------------------------------------
Cantel Medical Corp. 1                                                                      40,200             1,164,192
-------------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                              42,400             2,226,424
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                            55,400             1,934,014
-------------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                                            7,500               210,600
-------------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                              18,050               384,826
-------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                             43,200             2,056,752
-------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                34,500             2,350,830
-------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                                           106,200             1,779,912
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                                              34,900             1,460,565
-------------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                                              89,000             1,249,560
-------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp. 1                                                                            24,600               380,808
-------------------------------------------------------------------------------------------------------------------------
Emageon, Inc. 1                                                                             56,292             1,011,004
-------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                                27,200               320,416
-------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                                 150,128             6,438,990
-------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                                            168,000             2,718,240
-------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1                                                                        73,300             1,220,445
-------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                              67,400             2,152,756
-------------------------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                                                         29,600             1,028,008
-------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                                 189,000             6,633,900
-------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                           118,886             3,958,904
-------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                    59,600             2,636,108
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                            69,600             2,369,880
-------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                            73,700             2,679,732
-------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                                                  102,750             3,155,453
-------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1                                                                             50,600             1,482,580
-------------------------------------------------------------------------------------------------------------------------
Merge Technologies, Inc. 1                                                                  67,100             1,177,605
-------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                                                                   30,900             1,424,181
-------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp.                                                                   15,000               513,150
-------------------------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                                19,300               446,216
-------------------------------------------------------------------------------------------------------------------------
Option Care, Inc.                                                                          186,700             3,844,153
-------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                                        151,300             4,107,795
-------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                              111,800             2,627,300
-------------------------------------------------------------------------------------------------------------------------
PDI, Inc. 1                                                                                 53,800             1,102,900
-------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                             73,000             5,007,070
-------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                                                 60,300               925,605
-------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                                                  41,600             2,015,520
-------------------------------------------------------------------------------------------------------------------------
PRA International 1                                                                         23,500               632,855
-------------------------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                                  126,700             3,052,203
-------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                                  234,800             2,669,676
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                               24,900             1,145,400
-------------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                                    106,400             3,054,744
-------------------------------------------------------------------------------------------------------------------------


19           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Res-Care, Inc. 1                                                                            79,500     $         994,545
-------------------------------------------------------------------------------------------------------------------------
Service Corp. International 1                                                              278,600             2,083,928
-------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                             124,200             7,928,928
-------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                                                                586,700             3,608,205
-------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                               92,600             4,500,360
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                     51,600             2,585,160
-------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                      36,900               343,539
-------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                             103,800             4,750,926
-------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                                          54,100             1,094,443
-------------------------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                                       16,200               372,600
-------------------------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                                          19,200             1,023,552
                                                                                                       ------------------
                                                                                                             139,563,981
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
Able Laboratories, Inc. 1                                                                   56,200             1,318,452
-------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                       76,900               947,408
-------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical Partners, Inc. 1                                                    13,000               672,620
-------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                               89,100             2,019,897
-------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                                68,100             3,325,323
-------------------------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                                   33,300               272,394
-------------------------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                                   47,700               849,060
-------------------------------------------------------------------------------------------------------------------------
Connetics Corp. 1                                                                           32,400               819,396
-------------------------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                                                  62,000               848,160
-------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                                                           101,600             1,038,352
-------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                       69,600             1,569,480
-------------------------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                                       168,600             2,845,968
-------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                                         21,400               641,572
-------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                                                             27,300               340,704
-------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                 52,500             1,005,375
                                                                                                       ------------------
                                                                                                              18,514,161
INDUSTRIALS--17.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Applied Signal Technology, Inc.                                                             68,300             1,564,070
-------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                     7,900                53,523
-------------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                             161,100             4,510,800
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                       158,700             1,904,400
-------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 1                                                                    27,300             1,160,250
-------------------------------------------------------------------------------------------------------------------------
EDO Corp.                                                                                   37,200             1,117,860
-------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                             2,400               128,448
-------------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                                                   62,000             4,981,700
-------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                              88,900             3,403,981
-------------------------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                                             750                11,903
-------------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                                                     101,649             3,227,356
-------------------------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                                                         59,600             2,693,920
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                   232,500             2,250,600
-------------------------------------------------------------------------------------------------------------------------


20           |            OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
SI International, Inc. 1                                                                    48,400     $       1,337,292
-------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                              116,900             3,658,970
-------------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                                                        1,900                73,986
-------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                                             47,100             3,458,082
                                                                                                       ------------------
                                                                                                              35,537,141
-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1                                                                            275,300             1,993,172
-------------------------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                                             49,400               894,140
-------------------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                                 95,800             2,184,240
-------------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 1                                                                         74,900             3,189,242
-------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                    29,000             1,817,430
-------------------------------------------------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1                                                                  13,800               258,612
                                                                                                       ------------------
                                                                                                              10,336,836
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
Alaska Air Group, Inc. 1                                                                   154,100             4,536,704
-------------------------------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B 1                                                       118,300               642,369
-------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                                305,800             3,272,060
-------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                        244,100             2,938,964
-------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                242,800             2,770,348
-------------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1                                                                  193,600             2,028,928
-------------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                                   98,200               642,228
-------------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                                                     193,200             1,352,400
-------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A 1                                                           18,700               125,103
-------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                               67,100             1,247,389
                                                                                                       ------------------
                                                                                                              19,556,493
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
American Woodmark Corp.                                                                     19,800               718,344
-------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                                   134,700             1,923,516
-------------------------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1                                                               13,200               288,882
-------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                   53,200             1,531,628
-------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                                                      81,400               794,464
-------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                 192,300             4,215,216
-------------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                                               112,200             4,330,920
-------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                                                             30,500               942,450
-------------------------------------------------------------------------------------------------------------------------
Trex Co., Inc. 1                                                                            10,300               457,423
-------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                             87,200             3,387,720
-------------------------------------------------------------------------------------------------------------------------
USG Corp. 1                                                                                126,300             4,188,108
-------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                43,700             1,839,770
                                                                                                       ------------------
                                                                                                              24,618,441
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.4%
ABM Industries, Inc.                                                                        78,000             1,499,940
-------------------------------------------------------------------------------------------------------------------------
Adesa, Inc.                                                                                119,700             2,796,192
-------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 1                                                                        197,800             2,887,880
-------------------------------------------------------------------------------------------------------------------------
American Reprographics Co. 1                                                                98,200             1,409,170
-------------------------------------------------------------------------------------------------------------------------


21            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Angelica Corp.                                                                               5,800     $         162,400
-------------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                 63,200             2,704,960
-------------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                                         131,300             4,247,555
-------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                                   144,700             4,882,178
-------------------------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                                          126,000             4,359,600
-------------------------------------------------------------------------------------------------------------------------
Century Business Services, Inc. 1                                                            1,600                 6,560
-------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                                                       64,700             1,186,598
-------------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                    6,500               110,370
-------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                              112,500             5,917,500
-------------------------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                             102,200             2,407,832
-------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                               16,600             1,061,570
-------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                   11,200               169,120
-------------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                                                       194,000             3,123,400
-------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                    54,400             3,342,880
-------------------------------------------------------------------------------------------------------------------------
Duratek, Inc. 1                                                                             68,300             1,362,585
-------------------------------------------------------------------------------------------------------------------------
Electro Rent Corp. 1                                                                         8,300               111,386
-------------------------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                                  9,700               164,124
-------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                              130,600             4,008,114
-------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                            56,100             1,340,229
-------------------------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                                   63,400             2,554,386
-------------------------------------------------------------------------------------------------------------------------
General Binding Corp. 1                                                                     18,900               396,900
-------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                     43,500             1,243,230
-------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                      109,400             3,758,984
-------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                            112,650             2,731,763
-------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                                 177,058             6,510,423
-------------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                   33,900             1,523,805
-------------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                                              101,600             1,736,344
-------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                177,200             1,752,508
-------------------------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                                            42,100             1,470,553
-------------------------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc. 1                                                    113,400               567,000
-------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                            35,500             1,721,750
-------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                            90,600             1,895,352
-------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                                 13,100               377,149
-------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1                                                                              13,273               145,870
-------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                197,500             3,294,300
-------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                 275,700             5,246,571
-------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                        339,500             6,331,675
-------------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp                                                                            48,348             1,130,376
-------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                       22,200               668,664
-------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                                                          6,900               278,829
-------------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc. 1                                                                 26,700               727,041
-------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                                                       94,900             3,229,447
-------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                                                               33,000             1,116,720
-------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                     87,600             2,932,848
-------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                               116,400             2,436,252
-------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                             47,400             1,277,904
-------------------------------------------------------------------------------------------------------------------------


22            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Rollins, Inc.                                                                              174,850     $       3,252,210
-------------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1                                                             46,400               727,552
-------------------------------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                                 6,000               109,500
-------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                                    12,400               485,584
-------------------------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                                    102,400             1,382,400
-------------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                              111,600               218,736
-------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                          226,300             3,838,048
-------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                                           149,100             1,116,759
-------------------------------------------------------------------------------------------------------------------------
Standard Register Co. (The)                                                                    200                 2,520
-------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                     108,700             1,500,060
-------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                  306,200             3,956,104
-------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                   79,600             3,601,900
-------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc. 1                                                       32,500             1,196,000
-------------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1                                                                              1,300                46,072
-------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                 120,800             3,249,520
-------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                                           41,600             1,004,640
-------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                  106,500             3,700,875
-------------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                                   1,800                25,020
-------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                 81,400             2,214,080
-------------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                58,500             1,872,000
                                                                                                       ------------------
                                                                                                             139,818,367
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
Comfort Systems USA, Inc. 1                                                                143,700             1,113,675
-------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                         44,900             2,102,218
-------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                  93,700             2,461,499
-------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                                                     103,100             1,495,981
-------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1                                                                              60,700               498,347
-------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                             112,500             1,551,375
-------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                                    285,100             2,175,313
-------------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                                                   192,400             4,194,320
-------------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                                 30,600               879,750
-------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                                      11,400               512,886
                                                                                                       ------------------
                                                                                                              16,985,364
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
Active Power, Inc. 1                                                                        56,100               181,764
-------------------------------------------------------------------------------------------------------------------------
Acuity Brands, Inc.                                                                         48,700             1,314,900
-------------------------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                                             83,400             2,177,574
-------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                                40,800             1,642,200
-------------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. 1                                                                35,400               308,334
-------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                                         97,600             2,519,056
-------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                          149,100             3,389,043
-------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                                    160,200             1,132,614
-------------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                       72,700               877,489
-------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                                 59,200             5,326,224
-------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                        35,700             1,824,270
-------------------------------------------------------------------------------------------------------------------------


23            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
II-VI, Inc. 1                                                                               67,226     $       1,172,421
-------------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                                  6,536               196,015
-------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                                                                 3,000               118,830
-------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                     138,300             4,467,090
-------------------------------------------------------------------------------------------------------------------------
Vicor Corp.                                                                                 61,300               639,972
-------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                                       31,500             2,258,550
                                                                                                       ------------------
                                                                                                              29,546,346
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                                                              6,936             1,921,272
-------------------------------------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                                                         21,400             1,493,078
-------------------------------------------------------------------------------------------------------------------------
Raven Industries, Inc.                                                                      63,400             1,294,628
-------------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                              74,700             1,259,442
-------------------------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                                     64,600             1,913,452
                                                                                                       ------------------
                                                                                                               7,881,872
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.7%
3D Systems Corp. 1                                                                           8,900               167,943
-------------------------------------------------------------------------------------------------------------------------
A.S.V., Inc. 1                                                                               6,300               249,764
-------------------------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                                                      53,800             2,416,696
-------------------------------------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                                            8,800               217,712
-------------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                                           81,900             2,529,072
-------------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1                                                       2,000                89,420
-------------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                                      10,600               143,418
-------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                    83,900             1,849,995
-------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                                         102,506             4,003,884
-------------------------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                               47,600             1,666,000
-------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                29,100             1,281,273
-------------------------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                                4,100               213,036
-------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                    7,000                95,340
-------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                               41,700             2,933,595
-------------------------------------------------------------------------------------------------------------------------
Donaldson Co., Inc.                                                                         23,900               771,492
-------------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                                    65,800             1,809,500
-------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp.                                                                         1,300                19,721
-------------------------------------------------------------------------------------------------------------------------
Flanders Corp. 1                                                                            51,600               582,048
-------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                          186,800             4,832,516
-------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                       2,800               110,628
-------------------------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                                 69,450             2,803,002
-------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                                                       21,100               740,399
-------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                52,300             3,117,603
-------------------------------------------------------------------------------------------------------------------------
Hexcel Corp. 1                                                                             306,500             4,753,815
-------------------------------------------------------------------------------------------------------------------------
Idex Corp.                                                                                  17,800               718,230
-------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                                       135,700             2,924,335
-------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                            81,950             2,873,167
-------------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                              18,800               348,740
-------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                                            52,100             2,474,229
-------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                                             74,600             2,243,968
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                   49,400             1,995,266
-------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The)                                                                        26,400             1,304,160
-------------------------------------------------------------------------------------------------------------------------


24            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Mueller Industries, Inc.                                                                   181,100     $       5,097,965
-------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                               34,500             3,516,930
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                              52,900             1,925,560
-------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                              101,800             3,748,276
-------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                         35,700             2,927,043
-------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                  52,400             1,421,088
-------------------------------------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                                                      30,400               548,720
-------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                        4,600               101,246
-------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                   49,500             2,142,360
-------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                         159,700             3,655,533
-------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                               94,700             4,100,510
-------------------------------------------------------------------------------------------------------------------------
Thomas Industries, Inc.                                                                     14,700               582,708
-------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                  40,600             1,110,004
-------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                  106,600             1,531,842
-------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                              95,200             8,425,200
-------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                                    118,700             2,896,280
-------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                44,000               901,560
-------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc. 1                                                                       2,500                22,375
                                                                                                       ------------------
                                                                                                              96,935,167
-------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Alexander & Baldwin, Inc.                                                                   23,200               955,840
-------------------------------------------------------------------------------------------------------------------------
Frozen Food Express Industries, Inc. 1                                                      11,600               133,632
-------------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                               36,800             1,546,704
-------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., Cl. A                                                                   6,600               120,516
                                                                                                       ------------------
                                                                                                               2,756,692
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.2%
Amerco, Inc.                                                                                 9,700               449,110
-------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                                        147,000             5,553,660
-------------------------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                                               20,600             1,061,518
-------------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                    88,500             4,140,915
-------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1                                                     38,900             1,275,142
-------------------------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                                  33,900             1,440,072
-------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                                           143,500             3,718,085
-------------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc.                                                                    127,850             2,448,328
-------------------------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                                        49,000             2,144,730
-------------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                                     156,100             3,006,486
-------------------------------------------------------------------------------------------------------------------------
Knight Transportation, Inc.                                                                 19,800               488,466
-------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc. 1                                                              188,900             3,929,120
-------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc. 1                                                                     33,600             1,100,400
-------------------------------------------------------------------------------------------------------------------------
Marten Transport Ltd. 1                                                                      3,200                68,256
-------------------------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                                 30,200             1,428,726
-------------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                              91,000             2,911,090
-------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                                134,600             3,215,594
-------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                         33,500             1,396,950
-------------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                  88,399             1,643,337
-------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                           283,600             6,278,904
-------------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                      96,800             1,582,680
-------------------------------------------------------------------------------------------------------------------------


25            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Universal Truckload Services, Inc. 1                                                        65,754     $       1,387,409
-------------------------------------------------------------------------------------------------------------------------
USF Corp.                                                                                   72,400             3,494,024
-------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                   101,000             1,962,430
-------------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                                       6,500               380,510
                                                                                                       ------------------
                                                                                                              56,505,942
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc.                                                      196,400             5,342,080
-------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.                                                                    120,376             1,626,280
-------------------------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                                        5,600               262,080
-------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp. 1                                                                        177,400             2,856,140
-------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                                                      84,100             1,699,661
-------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                         18,000             1,120,860
-------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                 94,400             2,643,200
                                                                                                       ------------------
                                                                                                              15,550,301
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Interpool, Inc.                                                                             14,300               316,030
-------------------------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Co. Trust 1                                                        43,700             1,223,600
-------------------------------------------------------------------------------------------------------------------------
Timco Aviation Services, Inc. 1                                                              9,247                 1,202
                                                                                                       ------------------
                                                                                                               1,540,832
INFORMATION TECHNOLOGY--15.0%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
3Com Corp. 1                                                                                69,600               247,776
-------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                68,600             1,210,104
-------------------------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                                                                      3,800                48,412
-------------------------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                             56,700             2,121,147
-------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                     103,900               615,088
-------------------------------------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                                                          43,100               484,875
-------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                           18,200               272,272
-------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                          45,500             2,370,550
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                 94,100             2,373,202
-------------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                                 219,509             3,011,663
-------------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                               11,000               137,170
-------------------------------------------------------------------------------------------------------------------------
Echelon Corp. 1                                                                              7,400                50,616
-------------------------------------------------------------------------------------------------------------------------
Endwave Corp. 1                                                                             27,800               660,528
-------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                                   295,400             1,739,906
-------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                         20,700             1,045,143
-------------------------------------------------------------------------------------------------------------------------
Finisar Corp. 1                                                                            379,400               474,250
-------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1                                                                            71,200               680,672
-------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                82,800             2,703,420
-------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                             39,233               961,209
-------------------------------------------------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                                                                28,300               197,817
-------------------------------------------------------------------------------------------------------------------------
MRV Communications, Inc. 1                                                                  18,200                58,786
-------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                                             91,300             1,377,717
-------------------------------------------------------------------------------------------------------------------------
NMS Communications Corp. 1                                                                 168,800               724,152
-------------------------------------------------------------------------------------------------------------------------


26            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Optical Communication Products, Inc. 1                                                       5,000     $           8,700
-------------------------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                                          118,800             1,828,332
-------------------------------------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                                                  100,601               210,256
-------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                           117,500               782,550
-------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                              32,500             1,316,250
-------------------------------------------------------------------------------------------------------------------------
REMEC, Inc. 1                                                                              110,600               583,968
-------------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                                             92,000             1,191,400
-------------------------------------------------------------------------------------------------------------------------
SpectraLink Corp.                                                                          131,400             1,855,368
-------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1                                                                      22,500               397,800
-------------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                                                  194,800               693,488
-------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                                                        389,200             4,316,228
                                                                                                       ------------------
                                                                                                              36,750,815
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
ActivCard Corp. 1                                                                           28,000               177,800
-------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                                            146,500             2,613,560
-------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                               92,600             3,220,628
-------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                8,200               284,950
-------------------------------------------------------------------------------------------------------------------------
InFocus Corp. 1                                                                            211,100             1,211,714
-------------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                                          95,800             2,759,998
-------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                                        96,800             2,133,472
-------------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                             360,400             1,917,328
-------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                 67,000             2,260,580
-------------------------------------------------------------------------------------------------------------------------
Overland Storage, Inc. 1                                                                    19,400               284,792
-------------------------------------------------------------------------------------------------------------------------
PalmOne, Inc. 1                                                                             66,100             1,677,618
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc. 1                                                                   144,600               808,314
-------------------------------------------------------------------------------------------------------------------------
Quantum Corp. 1                                                                            426,100             1,239,951
-------------------------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                               6,600               131,010
-------------------------------------------------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                                                    31,101               346,776
-------------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                         122,200               481,468
-------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                                 125,800             3,874,640
-------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                                           13,200               373,956
-------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                    427,800             5,454,450
                                                                                                       ------------------
                                                                                                              31,253,005
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Agilysys, Inc.                                                                             177,500             3,489,650
-------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                                     89,400             3,311,376
-------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                                               74,900             2,707,635
-------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                   59,400               727,650
-------------------------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                                      48,500             1,162,545
-------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                           166,200             3,691,302
-------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                                        190,300             3,564,319
-------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                84,167             2,094,075
-------------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                            81,100             2,737,936
-------------------------------------------------------------------------------------------------------------------------


27            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
CyberOptics Corp. 1                                                                         15,600     $         194,688
-------------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1                                                                              74,800             4,076,600
-------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                                       91,800             1,780,002
-------------------------------------------------------------------------------------------------------------------------
GTSI Corp. 1                                                                                 5,200                50,440
-------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                            90,300               427,119
-------------------------------------------------------------------------------------------------------------------------
Identix, Inc. 1                                                                            288,800             1,458,440
-------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                                127,800             2,130,426
-------------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                                 100,500             1,621,065
-------------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                               85,100               659,525
-------------------------------------------------------------------------------------------------------------------------
Landauer, Inc.                                                                                 700                33,278
-------------------------------------------------------------------------------------------------------------------------
LeCroy Corp. 1                                                                               5,920               101,410
-------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                             700                20,055
-------------------------------------------------------------------------------------------------------------------------
LoJack Corp. 1                                                                              75,900             1,045,143
-------------------------------------------------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                                                                 5,097                46,739
-------------------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                                              8,600               197,800
-------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                        40,800             1,938,000
-------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                          104,800             3,042,344
-------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                  80,800             1,637,008
-------------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                              277,500             5,921,850
-------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                                       64,900               380,963
-------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1                                                                           1,900                98,477
-------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                           58,500             2,168,010
-------------------------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                                  137,800             4,659,018
-------------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                                                    66,600               696,636
-------------------------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1                                                                              136,800             2,824,920
-------------------------------------------------------------------------------------------------------------------------
Viisage Technology, Inc. 1                                                                  31,774               107,078
-------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                                65,500               848,880
                                                                                                       ------------------
                                                                                                              61,652,402
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
AsiaInfo Holdings, Inc. 1                                                                  153,100               768,562
-------------------------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                                          177,280               616,934
-------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                            67,100             1,000,797
-------------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                        208,991             1,076,304
-------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc. 1                                                                         49,200               378,840
-------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                          609,900             5,489,100
-------------------------------------------------------------------------------------------------------------------------
Hurray! Holding Co. Ltd., ADR 1                                                             23,100               195,195
-------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                                            8,800               359,304
-------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                                          268,500             4,913,550
-------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                         188,400             1,467,636
-------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                            59,100             2,027,721
-------------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                                     13,400               159,058
-------------------------------------------------------------------------------------------------------------------------
MatrixOne, Inc. 1                                                                           13,098                62,477
-------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                                56,900             3,087,963
-------------------------------------------------------------------------------------------------------------------------


28            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
NetRatings, Inc. 1                                                                          10,100     $         154,025
-------------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1                                                   78,400               690,704
-------------------------------------------------------------------------------------------------------------------------
OpenTV Corp. 1                                                                              39,900               113,316
-------------------------------------------------------------------------------------------------------------------------
Retek, Inc. 1                                                                              293,900             3,297,558
-------------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                 167,200             1,160,368
-------------------------------------------------------------------------------------------------------------------------
SeeBeyond Technology Corp. 1                                                               185,100               584,916
-------------------------------------------------------------------------------------------------------------------------
Selectica, Inc. 1                                                                           24,700                79,534
-------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                                          424,200             2,159,178
-------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                      404,850             4,238,780
-------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                         344,000             3,649,840
-------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                                           110,700             5,955,660
                                                                                                       ------------------
                                                                                                              43,687,320
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Acxiom Corp.                                                                                94,500             1,977,885
-------------------------------------------------------------------------------------------------------------------------
American Software, Inc.                                                                     26,500               171,985
-------------------------------------------------------------------------------------------------------------------------
Answerthink, Inc. 1                                                                        108,200               446,866
-------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                   81,900             1,284,192
-------------------------------------------------------------------------------------------------------------------------
Carreker Corp. 1                                                                            15,900                89,199
-------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                           62,000             2,527,120
-------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                           95,500             1,425,815
-------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                          241,900             3,940,551
-------------------------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                             230,800             5,151,456
-------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                                   51,700             1,476,035
-------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1                                                                   4,200                59,136
-------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                       24,400             1,573,556
-------------------------------------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                                               76,300                61,040
-------------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                              244,668             2,571,461
-------------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                                         800                18,368
-------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                                                   29,100             1,228,020
-------------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                               59,300               772,679
-------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                                    127,471               752,079
-------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                               19,100               440,637
-------------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                               10,500               351,645
-------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                          101,700             1,068,867
-------------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc. 1                                                                     6,100                27,145
-------------------------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1                                                                   43,700               516,534
-------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                        45,600               997,728
-------------------------------------------------------------------------------------------------------------------------
Sapient Corp. 1                                                                            190,900             1,402,161
-------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                            10,400               626,600
-------------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                                     89,750             2,046,300
-------------------------------------------------------------------------------------------------------------------------
Startek, Inc.                                                                               24,800               416,640
-------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1                                                   85,200               535,908
                                                                                                       ------------------
                                                                                                              33,957,608


29            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Actel Corp. 1                                                                               45,900     $         705,942
-------------------------------------------------------------------------------------------------------------------------
ADE Corp. 1                                                                                 63,600             1,411,920
-------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                                                         106,400             1,028,888
-------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                              772,700             2,279,465
-------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                               204,900             5,130,696
-------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                               273,100             1,993,630
-------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                              46,300             1,452,894
-------------------------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                                                   49,200               472,320
-------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                  61,700               984,115
-------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                               28,400               760,268
-------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                              125,800             1,585,080
-------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                              43,604             1,182,977
-------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                                          133,091             3,428,424
-------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                            17,700               175,053
-------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                       100,400             1,539,132
-------------------------------------------------------------------------------------------------------------------------
FEI Co. 1                                                                                    8,400               194,460
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                      82,000             1,389,900
-------------------------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                                     141,300             2,185,911
-------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                       565,000             6,796,950
-------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                       52,800               914,496
-------------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                                11,200               128,128
-------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1                                                         112,300               706,367
-------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                        83,600             2,412,696
-------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                              206,600             1,109,442
-------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                          556,900             3,113,071
-------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                           40,100               539,345
-------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                             436,200             4,021,764
-------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                          145,700             2,373,453
-------------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1                                                                          346,100             1,491,691
-------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                                           268,400             3,086,600
-------------------------------------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                                           139,000             1,987,700
-------------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc. 1                                                                         50,800               597,916
-------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                              52,000             1,235,520
-------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                             80,200             1,215,030
-------------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1                                                                       87,200             1,220,800
-------------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                                         165,800             3,000,980
-------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                                                                65,200               981,912
-------------------------------------------------------------------------------------------------------------------------
Sigmatel, Inc. 1                                                                            60,100             2,249,543
-------------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                                                         301,800             1,122,696
-------------------------------------------------------------------------------------------------------------------------
Siliconix, Inc. 1                                                                            1,362                48,051
-------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1                                                                  600                10,416
-------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                                             3,800                69,578
-------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                92,800             4,011,744
-------------------------------------------------------------------------------------------------------------------------


30            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Trident Microsystems, Inc. 1                                                                22,400     $         396,032
-------------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                29,500               179,950
-------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                           79,900             3,036,999
-------------------------------------------------------------------------------------------------------------------------
Virage Logic Corp. 1                                                                       102,600             1,124,496
                                                                                                       ------------------
                                                                                                              77,084,441
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                                                         169,800             2,513,040
-------------------------------------------------------------------------------------------------------------------------
Agile Software Corp. 1                                                                      26,900               195,832
-------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                              55,200             1,489,296
-------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                              188,600             6,452,006
-------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp. 1                                                                  85,200             1,578,756
-------------------------------------------------------------------------------------------------------------------------
Aspect Communications Corp. 1                                                              200,911             2,091,484
-------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                                                    54,200               307,856
-------------------------------------------------------------------------------------------------------------------------
Atari, Inc. 1                                                                               69,700               220,252
-------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                        119,800               954,806
-------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                             10,200               128,520
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                        43,600               654,000
-------------------------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                                   361,900             2,938,628
-------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                             112,200             1,677,390
-------------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                                            110,100             2,350,635
-------------------------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                                      27,600               630,660
-------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                              32,400             1,358,856
-------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                          322,200             2,319,840
-------------------------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                                                               211,100               791,625
-------------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                               17,800               207,726
-------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                                 950                31,360
-------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                            22,400               771,456
-------------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                                             65,100             1,482,978
-------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                  65,600             2,893,616
-------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                        138,000             1,141,260
-------------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                                                    76,400               857,972
-------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                              62,400             3,189,264
-------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                                          38,000             1,273,000
-------------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                         77,700             1,770,783
-------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                                                  105,400               177,072
-------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                              70,000             1,579,200
-------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                                                           37,000               167,610
-------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                     141,500             5,194,465
-------------------------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                                                           11,700                76,635
-------------------------------------------------------------------------------------------------------------------------
Moldflow Corp. 1                                                                             9,200               147,108
-------------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                                        69,300               972,279
-------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                                        32,200               358,386
-------------------------------------------------------------------------------------------------------------------------
NetIQ Corp. 1                                                                               72,400               827,532
-------------------------------------------------------------------------------------------------------------------------


31            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Parametric Technology Corp. 1                                                            1,316,300     $       7,358,117
-------------------------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                                   2,700                12,420
-------------------------------------------------------------------------------------------------------------------------
Phoenix Technologies Ltd. 1                                                                  8,800                83,776
-------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                                    5,500               144,210
-------------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc.                                                                       53,600             2,269,424
-------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                      54,100               748,744
-------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                              62,000             1,677,720
-------------------------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                                                       140,200             2,222,170
-------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                                      88,300               806,179
-------------------------------------------------------------------------------------------------------------------------
Smith Micro Software, Inc. 1                                                                70,300               343,767
-------------------------------------------------------------------------------------------------------------------------
SoftBrands, Inc. 1                                                                          23,613                42,503
-------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                             264,700             4,886,362
-------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           161,700             2,926,770
-------------------------------------------------------------------------------------------------------------------------
Synplicity, Inc. 1                                                                           1,300                 7,293
-------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                      160,200             6,263,820
-------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                141,700             3,987,438
-------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                     362,100             2,697,645
-------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                              214,331             4,961,763
-------------------------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                                            104,049             1,158,065
-------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                       6,400               223,616
-------------------------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                                              93,900               887,355
-------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                 350,200             5,281,016
-------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                                    206,425             3,622,759
                                                                                                       ------------------
                                                                                                             104,386,116
MATERIALS--8.1%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.5%
Agrium, Inc.                                                                               152,900             2,790,425
-------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                             12,600               458,136
-------------------------------------------------------------------------------------------------------------------------
American Vanguard Corp.                                                                        750                33,653
-------------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc.                                                                        47,900             1,363,713
-------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                118,500             3,961,455
-------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                       147,300             3,748,785
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp.                                                                             367,900             5,371,340
-------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                      30,600             1,660,050
-------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                        71,400             4,212,600
-------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                             51,700             1,552,551
-------------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                                123,000             6,574,350
-------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                           31,100               901,900
-------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                         115,000             5,287,700
-------------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                                  66,200             2,126,344
-------------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                            41,500               601,335
-------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                    23,800               940,100
-------------------------------------------------------------------------------------------------------------------------
Kronos Worldwide, Inc.                                                                          30                 1,275
-------------------------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                                            143,200             4,654,000
-------------------------------------------------------------------------------------------------------------------------
Material Sciences Corp. 1                                                                    1,900                25,555
-------------------------------------------------------------------------------------------------------------------------


32            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Minerals Technologies, Inc.                                                                  9,400     $         618,332
-------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                          60,100             1,025,306
-------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                                         11,100               256,410
-------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                        48,200             2,070,190
-------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                            77,300             2,351,466
-------------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                                    34,500               185,265
-------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                            336,200             2,985,456
-------------------------------------------------------------------------------------------------------------------------
RPM International, Inc.                                                                     35,500               648,940
-------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                                                       12,800               898,944
-------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                 17,200               370,832
-------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                         16,900             1,035,125
-------------------------------------------------------------------------------------------------------------------------
Stepan Co.                                                                                  16,300               383,213
-------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                                                   214,800             1,666,848
-------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                          8,000               372,320
-------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                         244,000             2,078,880
-------------------------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                                              103,800             1,500,948
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                     10,400               336,440
                                                                                                       ------------------
                                                                                                              65,050,182
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
AMCOL International Corp.                                                                   30,300               568,428
-------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                       63,200             5,115,408
-------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                 1,300               102,440
-------------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                                                8,500               499,970
-------------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                                 39,700             2,320,465
-------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                             64,600             3,612,432
-------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                      69,300             3,724,875
-------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                        18,300             1,039,989
                                                                                                       ------------------
                                                                                                              16,984,007
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
AptarGroup, Inc.                                                                            26,600             1,382,668
-------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                  52,400             2,173,552
-------------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                             19,400               603,728
-------------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                                                               109,700             1,415,130
-------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                     389,200             6,055,952
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                                  109,100               481,131
-------------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                                          98,200             6,842,576
-------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                                          69,600             1,305,696
-------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                       9,700               136,867
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                     200,000             5,028,000
-------------------------------------------------------------------------------------------------------------------------
Packaging Dynamics Corp.                                                                     1,300                18,187
-------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                              29,400               686,490
-------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                        52,000               691,600
-------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                      108,000             7,017,840
-------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                                               51,800               801,346
-------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                         19,100               551,035
-------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                         32,700             2,372,385
                                                                                                       ------------------
                                                                                                              37,564,183


33            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.7%
AK Steel Holding Corp. 1                                                                   300,400     $       3,322,424
-------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1                                                                87,700             2,188,115
-------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1                                                             46,400             1,330,288
-------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                                                   756,600             1,376,205
-------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                                          58,700             1,117,061
-------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                 122,100             7,253,961
-------------------------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 1                                                                       49,400               622,440
-------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                       8,100               590,247
-------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                       58,100             1,969,009
-------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                         54,800             2,576,696
-------------------------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                                  138,300               227,546
-------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                          1,276,100             1,202,773
-------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                     138,400               892,534
-------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                              22,900               538,379
-------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                             164,475             2,344,398
-------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                                       136,200             2,077,627
-------------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                         46,100               259,181
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                           45,100             1,805,804
-------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       38,700               652,733
-------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                     204,800             5,259,264
-------------------------------------------------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                                                       39,800               711,624
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                                 189,700             4,363,100
-------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                81,550             4,348,246
-------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                              140,600             5,625,406
-------------------------------------------------------------------------------------------------------------------------
Roanoke Electric Steel Corp.                                                                11,900               246,092
-------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                            64,400             1,506,960
-------------------------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc.                                                                         131,800             1,669,906
-------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                            99,200             3,346,016
-------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                                  41,700             2,312,682
-------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                        55,400             1,908,530
-------------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                                                    17,519               420,281
-------------------------------------------------------------------------------------------------------------------------
Titanium Metals Corp. 1                                                                     20,900               752,400
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                   27,300             1,388,205
-------------------------------------------------------------------------------------------------------------------------
USEC, Inc.                                                                                  80,900             1,317,052
-------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                               124,500             2,400,360
                                                                                                       ------------------
                                                                                                              69,923,545
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Bowater, Inc.                                                                                6,100               229,787
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                                                               135,700             1,465,560
-------------------------------------------------------------------------------------------------------------------------
Deltic Timber Corp.                                                                          4,300               168,130
-------------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                 197,100             2,907,225
-------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                    106,100             2,667,354
-------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                          72,900             2,450,898
-------------------------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                                        176,400             3,101,112
-------------------------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                             122,300             5,756,661
-------------------------------------------------------------------------------------------------------------------------


34            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Wausau-Mosinee Paper Corp.                                                                  91,300     $       1,290,982
                                                                                                       ------------------
                                                                                                              20,037,709
TELECOMMUNICATION SERVICES--1.1%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Alaska Communications Systems Group, Inc.                                                  237,700             2,388,885
-------------------------------------------------------------------------------------------------------------------------
Arbinet-thexchange, Inc. 1                                                                   5,541               105,556
-------------------------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,4                                                                           100,000                    --
-------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                           120,000             3,940,800
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                102,500             1,326,350
-------------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                                                   6,500               306,410
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                          30,700               493,042
-------------------------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                                     38,500               405,405
-------------------------------------------------------------------------------------------------------------------------
D&E Communications, Inc.                                                                     2,200                20,086
-------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc. 1                                                           143,900             2,154,183
-------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc.                                                                         4,200               107,520
-------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                                                      61,600             1,201,200
-------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                              68,700             1,357,856
-------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                                            12,000               135,840
-------------------------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                                            5,200               161,200
                                                                                                       ------------------
                                                                                                              14,104,333
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Price Communications Corp.                                                                  40,300               705,250
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                                 117,000             1,071,720
-------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc. 1                                                                         14,900               863,753
-------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                              30,300             2,472,480
-------------------------------------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc., Cl. A 1                                                          32,400                71,928
-------------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                                          569,500             3,815,650
-------------------------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                              40,000             1,825,200
-------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 1                                                                        75,600             2,449,440
                                                                                                       ------------------
                                                                                                              13,275,421
UTILITIES--2.3%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
ALLETE, Inc.                                                                                31,200             1,305,720
-------------------------------------------------------------------------------------------------------------------------
Aquila, Inc. 1                                                                              45,000               172,350
-------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                           23,000               760,610
-------------------------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                                          406,000             1,335,990
-------------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                                       83,700             3,825,090
-------------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                                 28,800               613,440
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                         515,500             6,722,120
-------------------------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                                  12,300               360,390
-------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                              135,600             3,846,972
-------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                     74,700             1,439,469
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                          58,400             1,994,360
-------------------------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                                 31,600             1,715,880
-------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 1                                                                 220,400             3,451,464
-------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                         89,600             2,390,528
-------------------------------------------------------------------------------------------------------------------------


35            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
UIL Holdings Corp.                                                                           6,500     $         329,225
-------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                      54,800             1,945,400
-------------------------------------------------------------------------------------------------------------------------
WPS Resources Corp.                                                                         25,500             1,349,460
                                                                                                       ------------------
                                                                                                              33,558,468
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
AGL Resources, Inc.                                                                         17,300               604,289
-------------------------------------------------------------------------------------------------------------------------
Atmos Energy Corp.                                                                         122,700             3,312,900
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                                  14,100               375,060
-------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                               44,900             2,990,340
-------------------------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                                 26,900               997,721
-------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                   12,200               441,274
-------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                 68,400             2,108,088
-------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                        16,600               695,872
-------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                                7,800               439,920
-------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                         41,700             1,007,472
-------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                   34,900             1,585,158
-------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                          53,300             1,650,168
                                                                                                       ------------------
                                                                                                              16,208,262
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp.                                                                                 5,600                98,000
-------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 1                                                                              40,600               158,746
-------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                           91,600             2,401,752
-------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                   23,700               654,594
-------------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                 17,300               661,206
-------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                                                 478,100             5,139,575
                                                                                                       ------------------
                                                                                                               9,113,873
                                                                                                       ------------------
Total Common Stocks (Cost $2,148,267,830)                                                                  2,547,912,779
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group Inc., 6% Cv., Non-Vtg. (Cost $93,170)                                   1,740                96,448

                                                                                             UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Timco Aviation Services, Inc. Wts., Exp. 2/28/07 1,4 (Cost $0)                               3,661                    --
                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts., 11/1/14 (Cost $655,000)                 $          655,000               636,988
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.79% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $48,516,706 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $48,513,000)                                        48,513,000            48,513,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,197,529,000)                                              2,597,159,215
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--22.4%
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.4%
Trust Money Market Securities, Series A 5                                                7,000,000             7,000,000
-------------------------------------------------------------------------------------------------------------------------


36            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.08%, 3/15/05                                             29,000,000     $      29,000,000
                                                                                                       ------------------
                                                                                                              36,000,000
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.5%
Charta Corp., 2.695%, 4/1/05 5                                                          11,919,225            11,919,225
-------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 2.828%, 5/17/05 5                                     28,812,120            28,812,120
                                                                                                       ------------------
                                                                                                              40,731,345
-------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.7%
Protective Life Insurance Co., 2.85%, 4/29/05 5                                         18,000,000            18,000,000
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.7%
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,039,653) with
Lehman Brothers, Inc., 2.855%, dated 3/31/05, to be repurchased at
$10,000,793 on 4/1/05, collateralized by Government National Mortgage
Assn., 2.50%-10.50%, 1/15/07-3/20/35, with a value of $509,960,184 5                    10,000,000            10,000,000
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.67% in joint repurchase agreement (Principal
Amount/Value $750,000,000, with a maturity value of $750,060,833) with
WAMU Capital Corp., 2.92%, dated 3/31/05, to be repurchased at
$90,007,300 on 4/1/05, collateralized by U.S. Government Agencies,
0.00%-5.618%, 11/1/19-4/1/35, with a value of $765,000,000 5                            90,000,000            90,000,000
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 25.11% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity value of $500,040,972)
with Merrill Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at
$125,575,767 on 4/1/05, collateralized by AA Asset-Backed Securities,
0.00%-7.76%, 6/15/09-1/25/45, with a value of $525,002,014 5                           125,565,478           125,565,478
                                                                                                       ------------------
                                                                                                             225,565,478
-------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--2.7%
Bear Stearns, 2.806%, 4/7/05 5                                                           7,000,000             7,000,000
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 3.055%, 4/1/05 5                                                          17,000,000            17,000,000
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, 2.995%, 4/1/05 5                                                25,000,000            25,000,000
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 2.975%, 4/1/05 5                                        21,000,000            21,000,000
                                                                                                       ------------------
                                                                                                              70,000,000
-------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--2.9%
American Express Credit Corp., 2.831%, 4/11/05 5                                         4,000,337             4,000,337
-------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.845%, 4/18/05 5                                        21,854,165            21,854,165
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 2.945% Unsec. Unsub. Nts., Series
M, 5/20/05 5                                                                            11,999,493            11,999,493
-------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.005%, 4/1/05 5                                        15,034,439            15,034,439
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.865%, 4/1/05 5                                                        22,000,000            22,000,000
                                                                                                       ------------------
                                                                                                              74,888,434
-------------------------------------------------------------------------------------------------------------------------
U.S. AGENCIES--2.4%
Federal Home Loan Mortgage Corp., 2.925%, 6/9/05 5                                      37,000,000            37,000,000
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 2.621%, 4/21/05 5                                      24,987,763            24,987,763
                                                                                                       ------------------
                                                                                                              61,987,763
-------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--2.1%
Banco Bilbao Argentaria, NY, 2.759%, 5/10/05 5                                           5,000,396             5,000,396
-------------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY, 2.835%, 4/1/05 5                                                       20,108,811            20,108,811
-------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 3.073%, 4/1/05 5                                          9,997,000     $       9,997,000
-------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, NY, 2.831%, 4/18/05 5                                       18,991,011            18,991,011
                                                                                                       ------------------
                                                                                                              54,097,218
                                                                                                       ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $581,270,238)                  581,270,238


37            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unauditeds
--------------------------------------------------------------------------------

                                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,778,799,238)                                            122.7%    $   3,178,429,453
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (22.7)         (588,556,810)
                                                                                -----------------------------------------
NET ASSETS                                                                                   100.0%    $   2,589,872,643
                                                                                =========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $926,861 or 0.04% of the Fund's net assets as of March 31, 2005.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $2,367,245, which represents 0.09% of the Fund's net assets, of which $2,367,245 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,786,306,151
                                              ===============

Gross unrealized appreciation                 $   438,786,023
Gross unrealized depreciation                     (46,662,721)
                                              ---------------
Net unrealized appreciation                   $   392,123,302
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining


38            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


39            |           OPPENHEIMER MAIN STREET SMALL CAP FUND

Openheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

As of March 31, 2005, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                    UNREALIZED
                            ACQUISITION                     VALUATION AS OF       APPRECIATION
SECURITY                          DATES          COST        MARCH 31, 2005     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Lightning Energy Ltd.           11/8/04    $  691,667       $       721,224      $      29,557
Mission Oil & Gas, Inc.         1/18/05       426,485               419,658             (6,827)
ProspEx Resources Ltd.         11/17/04       120,752               135,003             14,251
Tusk Energy Corp.              11/15/04       492,524             1,091,360            598,836

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $568,736,096. Collateral of $579,507,556 was received for the loans, of which $581,270,237 was received in cash and subsequently invested in approved instruments.


40            |           OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005